Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Convertible Debenture Discount	$ 0	$ 107,016
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	46,939,966	38,909,000
Common Stock, Shares Outstanding	46,939,966	38,909,000